RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

During the second quarter of 2023, a related party owned by two officers of the Company, extended a loan of $15,000, which carries an 8% rate of interest and matures on September 2, 2023. In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024. In January 2024, the lender agreed to extend the maturity date to May 15, 2024. In May 2024, the maturity was extended to September 15, 2024. In September 2024, the maturity date was extended to December 31, 2024. In November 2024, the maturity was extended to February 25, 2025. In February 2025, the maturity was extended to February 25, 2026. At March 31, 2025, the balance was $17,367, including accrued interest of $2,367.

During the first quarter of 2023, a related party owned by two officers of the Company, extended a loan of $20,000, which carries an 8% rate of interest and matured on June 14, 2023. In June 2023, the maturity of this note was extended to September 14, 2023. In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024. In January 2024, the lender agreed to extend the maturity date to May 15, 2024. In May 2024, the maturity was extended to September 15, 2024. In September 2024, the maturity date was extended to December 31, 2024. In November 2024, the maturity was extended to February 25, 2025. In February 2025, the maturity was extended to February 25, 2026. At March 31, 2025, the balance was $23,279, including accrued interest of $3,279.

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 5 - RELATED PARTY TRANSACTIONS

From time to time the Company may enter into transactions with related parties.

During the second quarter of 2023, a related party owned by two officers of the Company, extended a loan of $15,000, which carries an 8% rate of interest and matures on September 2, 2023. In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024. In January 2024, the lender agreed to extend the maturity date to May 15, 2024. In May 2024, the maturity was extended to September 15, 2024. In September 2024, the maturity date was extended to December 31, 2024. In November 2024, the maturity was extended to February 25, 2025. In February 2025, the maturity was extended to February 25, 2026. At December 31, 2024, the balance was $17,072, on the accompanying balance sheet, including accrued interest of $2,072.

During the first quarter of 2023, a related party owned by two officers of the Company, extended a loan of $20,000, which carries an 8% rate of interest and matured on June 14, 2023. In June 2023, the maturity of this note was extended to September 14, 2023. In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024. In January 2024, the lender agreed to extend the maturity date to May 15, 2024. In May 2024, the maturity was extended to September 15, 2024. In September 2024, the maturity date was extended to December 31, 2024. In November 2024, the maturity was extended to February 25, 2025. In February 2025, the maturity was extended to February 25, 2026. At December 31, 2024, the balance was $22,884, on the accompanying balance sheet, including accrued interest of $2,884.